Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current
Federal, Current
State, Current
Foreign, Current
Total current
Deferred
Federal, Deferred
State, Deferred
Foreign, Deferred
Total deferred
Total income tax provision (benefit)